RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 13 - RELATED PARTY TRANSACTIONS

Entities related to two of the Company's Supervisory Board members provide legal services to the Company. Legal expense related to these services is $58, $47 and $58 for the years ended December 31, 2016, 2015 and 2014, respectively. Included in accounts payable on the accompanying consolidated balance sheets is $6 and $28 due for these services as of December 31, 2016 and 2015, respectively.

In January 2009, the Company engaged the services of a related party to provide certain selling and management services to its technology segment. The Company incurred expenses of $227, $223 and $161 for such services for the years ended December 31, 2016, 2015 and 2014, respectively.

In May 2013, an entity related to the Company’s main shareholder provided a letter of credit of $1,000 to a commercial bank to guarantee a borrowing arrangement on behalf of one of the Company’s subsidiaries (see Note 7).

In February 2014, the Company engaged the services of a related party to provide certain selling services to its technology segment. The Company incurred expenses of $52, $48 and $49 for such services for the years ended December 31, 2016, 2015 and 2014, respectively.

In May 2014, the Company engaged the services of a related party to provide certain administrative services. The Company incurred expenses of $0, $15 and $15 for such services in each of the years ended December 31, 2016, 2015 and 2014, respectively.

In November 2015, the Company engaged the services of a related party to provide internal audit services. The Company incurred expenses of $112 and $13 for such services for the years ended December 31, 2016 and 2015, respectively.

In December 2015, the Supervisory Board approved an annual compensation for the Chairman of the Supervisory Board, a related party, of $60. In addition, as the Chairman of the Supervisory Board was not compensated for the last eleven years, a one-time grant of $660 was approved. In September 2016, the chairman of the Supervisory Board forgave $600 of this grant.

In December 2015, the Company issued 2.9 million shares to certain directors and officers of the Company for a purchase price of $0.60 per share.

In November and December 2016, the Company issued 2.8 million shares to certain directors and officers of the Company for a purchase price ranging from  $0.40 - $0.45 per share.